AUDITED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in net assets resulting from operations		$ 1,181.6	$ 1,058.4	$ 1,184.9
Adjustments to reconcile net changes in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized gain on investments		(331.0)	(37.7)	(20.0)
Net change in unrealized appreciation on investments and mortgage loans payable		(105.7)	(349.4)	(599.8)
Purchase of real estate properties		(786.3)	(538.2)	(623.9)
Capital improvements on real estate properties		(228.6)	(130.1)	(157.2)
Proceeds from sale of real estate properties		1,462.7	525.5	251.1
Purchases of long term investments		(1,422.2)	(592.0)	(1,379.4)
Proceeds from long term investments		756.4	385.3	68.3
Purchases and originations of loans receivable		(939.2)	(1.9)	(194.8)
Proceeds from sales of loans receivable		257.3	0.0	0.0
Proceeds from payoffs of loans receivable		68.0	0.0	0.0
(Increase) decrease in other investments		(200.8)	165.9	153.6
Change in due (from) to investment manager		(1.2)	4.9	(0.2)
(Increase) decrease in other assets		(59.7)	58.2	(107.5)
Increase (decrease) in other liabilities		63.0	(72.6)	122.3
NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES		(285.7)	476.3	(1,302.6)
CASH FLOWS FROM FINANCING ACTIVITIES
Mortgage loan proceeds received		712.8	0.0	563.5
Payments of mortgage loans		(152.2)	(50.6)	(34.7)
Premiums		2,637.4	2,561.7	3,064.2
Annuity payments		(45.0)	(43.4)	(41.0)
Withdrawals and death benefits		(2,874.0)	(2,938.8)	(2,263.4)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES		279.0	(471.1)	1,288.6
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Beginning of period cash, cash equivalents and restricted cash		54.0	48.8	62.8
Net (decrease) increase in cash, cash equivalents and restricted cash		(6.7)	5.2	(14.0)
End of period cash, cash equivalents and restricted cash		47.3	54.0	48.8
SUPPLEMENTAL DISCLOSURES
Cash paid for interest		108.7	89.9	84.2
Debt assumed as part of a real estate acquisition		105.1	17.7	24.0
Loan assignment as part of a real estate disposition		216.5	45.0	0.0
Stock consideration received from the merger of marketable securities		6.1	0.0	0.0
Cash and cash equivalents		3.8	11.7	3.0
Restricted cash	[1]	43.5	42.3	45.8
End of period cash, cash equivalents and restricted cash		$ 47.3	$ 54.0	$ 48.8

[1]	Restricted cash is included within other assets on the Account's Consolidated Statements of Assets and Liabilities.